Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Summary of retention limits by period of policy issuance	The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

Schedule of reinsurance premium ceded
The amounts ceded to Prudential for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Premiums and contract charges	$64	$65	$72
Contract benefits	46	(4)	87
Interest credited to contractholder funds	20	19	20
Operating costs and expenses	12	12	14

Schedule of effects of reinsurance on premiums and contract charges
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Direct	$652	$748	$743
Assumed
Affiliate	241	231	241
Non-affiliate	671	699	741
Ceded
Affiliate	(44)	(49)	(51)
Non-affiliate	(227)	(270)	(275)
Premiums and contract charges, net of reinsurance	$1,293	$1,359	$1,399

Schedule of effects of reinsurance on contract benefits
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Direct	$1,238	$1,038	$1,062
Assumed
Affiliate	157	137	149
Non-affiliate	510	493	484
Ceded
Affiliate	(37)	(35)	(35)
Non-affiliate	(139)	(152)	(214)
Contract benefits, net of reinsurance	$1,729	$1,481	$1,446

Schedule of effects of reinsurance on interest credited to contractholder funds
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Direct	$452	$463	$533
Assumed
Affiliate	9	8	8
Non-affiliate	162	154	104
Ceded
Affiliate	(18)	(20)	(20)
Non-affiliate	(26)	(20)	(24)
Interest credited to contractholder funds, net of reinsurance	$579	$585	$601

Summary of reinsurance recoverables on paid and unpaid benefits	Reinsurance recoverables, net of allowance, as of December 31 are summarized in the following table.

($ in millions)	2020	2019
Annuities	$1,282	$1,293
Life insurance	660	1,145
Other	47	52
Total	$1,989	$2,490

Schedule of rollforward of credit loss allowance for reinsurance recoverables
The following table shows the rollforward of the credit loss allowance for reinsurance recoverables for the year ended December 31.

($ in millions)	2020
Beginning balance	$(3)
Cumulative effect of change in accounting principle	(11)
Increase in the provision for credit losses	(1)
Write-offs	—
Ending Balance	$(15)